                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Canvas Capital Management, L.P.
Address:    101 California Street, Suite 4225
            San Francisco, CA 94111


 Form 13F File Number: 28-11739

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Nussbaum
Title:    Authorized Person
Phone:    203-890-2094

Signature, Place, and Date of Signing:

/s/ Peter Nussbaum             Stamford, Connecticut             May 15, 2007
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       2

Form 13F Information Table Entry Total:                 36 *

Form 13F Information Table Value Total:              $246,537
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.        Form 13F File Number       Name

           1         28-5608                    S.A.C. Capital Management, LLC
           2         28-4043                    S.A.C. Capital Advisors, LLC

          [Repeat as necessary.]

* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.


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                           FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2 COLUMN 3   COLUMN 4       COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                       TITLE OF              VALUE     SHRS OR   SH/  PUT/   INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP      [x$1000]   PRN AMT   PRN  CALL   DISCRETION     MANAGERS    SOLE  SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
ADTRAN INC                    Common    00738A106    8,644     355,000 SHRS         Shared-Defined      1,2            355,000
APPLIED MICRO CIRCUITS CORP   Common    03822W109   15,330   4,200,000 SHRS         Shared-Defined      1,2          4,200,000
AVANEX CORP                   Common    05348W109    3,043   1,700,000 SHRS         Shared-Defined      1,2          1,700,000
BALDOR ELEC CO                Common    057741100    4,638     122,900 SHRS         Shared-Defined      1,2            122,900
BAUER EDDIE HLDGS INC         Common    071625107    5,474     481,400 SHRS         Shared-Defined      1,2            481,400
BLOCK H & R INC               Common    093671105    2,788     132,500 SHRS         Shared-Defined      1,2            132,500
CVS CORP                      Common    126650100    2,984      87,400 SHRS         Shared-Defined      1,2             87,400
CHESAPEAKE ENERGY CORP        Common    165167107    5,404     175,000 SHRS         Shared-Defined      1,2            175,000
CITRIX SYS INC                Common    177376100    8,008     250,000 SHRS         Shared-Defined      1,2            250,000
CLAYMONT STEEL HOLDINGS INC   Common    18382P104      815      40,898 SHRS         Shared-Defined      1,2             40,898
COGNOS INC                    Common    19244C109   11,817     300,000 SHRS         Shared-Defined      1,2            300,000
DIGITAL RIV INC               Common    25388B104    6,906     125,000 SHRS         Shared-Defined      1,2            125,000
DOMTAR CORP                   Common    257559104    1,306     140,298 SHRS         Shared-Defined      1,2            140,298
E M C CORP MASS               Common    268648102    4,356     314,500 SHRS         Shared-Defined      1,2            314,500
FIRST DATA CORP               Common    319963104    1,345      50,000 SHRS         Shared-Defined      1,2             50,000
FOUNDRY NETWORKS INC          Common    35063R100   16,013   1,180,000 SHRS         Shared-Defined      1,2          1,180,000
GENERAL ELECTRIC CO           Common    369604103      212       6,000 SHRS         Shared-Defined      1,2              6,000
HARMONIC INC                  Common    413160102    8,838     900,000 SHRS         Shared-Defined      1,2            900,000
JOS A BANK CLOTHIERS INC      Common    480838101      707      20,000 SHRS         Shared-Defined      1,2             20,000
MENS WEARHOUSE INC            Common    587118100    3,294      70,000 SHRS         Shared-Defined      1,2             70,000
MIPS TECHNOLOGIES INC         Common    604567107    2,902     325,000 SHRS         Shared-Defined      1,2            325,000
NCR CORP NEW                  Common    62886E108    2,197      46,000 SHRS         Shared-Defined      1,2             46,000
NASDAQ 100 TR                 Option    631100954   39,177     900,000        PUT   Shared-Defined      1,2            900,000
OPNEXT INC                    Common    68375V105    1,501     101,500 SHRS         Shared-Defined      1,2            101,500
POWERWAVE TECHNOLOGIES INC    Common    739363109   15,932   2,800,000 SHRS         Shared-Defined      1,2          2,800,000
QUEST SOFTWARE INC            Common    74834T103   13,016     800,000 SHRS         Shared-Defined      1,2            800,000
RIVERBED TECHNOLOGY INC       Common    768573107    2,073      75,000 SHRS         Shared-Defined      1,2             75,000
SCHLUMBERGER LTD              Common    806857108    3,455      50,000 SHRS         Shared-Defined      1,2             50,000
SHANDA INTERACTIVE ENTMT LTD  Common    81941Q203   10,203     380,000 SHRS         Shared-Defined      1,2            380,000
SILICON LABORATORIES INC      Common    826919102    9,724     325,000 SHRS         Shared-Defined      1,2            325,000
SUNOCO INC                    Common    86764P109    5,283      75,000 SHRS         Shared-Defined      1,2             75,000
TITAN INTL INC ILL            Common    88830M102    2,660     105,000 SHRS         Shared-Defined      1,2            105,000
GLOBALSANTAFE CORP            Common    G3930E101    5,243      85,000 SHRS         Shared-Defined      1,2             85,000
MARVELL TECHNOLOGY GROUP LTD  Common    G5876H105   10,254     610,000 SHRS         Shared-Defined      1,2            610,000
TRANSOCEAN INC                Common    G90078109    4,085      50,000 SHRS         Shared-Defined      1,2             50,000
GIGAMEDIA LTD                 Option    Y2711Y904    6,910     500,000       CALL   Shared-Defined      1,2            500,000

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VIA EDGAR

May 15, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Canvas Capital Management, L.P.

Ladies and Gentlemen:

On behalf of Canvas Capital Management, L.P., enclosed for filing with the Securities and Exchange Commission pursuant to the requirements of Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1 thereunder, please find the attached report on Form 13F for the reporting period ended March 31, 2007.

These materials are being submitted electronically pursuant to Rule 101(a)(1)(iii) of Regulation S-T.

Should you have any questions regarding the enclosures, please contact the undersigned at (203) 890-2094.

Very truly yours,

/s/ Peter Nussbaum

Peter Nussbaum

Enclosures